Critical accounting judgements, estimates and assumptions	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Critical accounting judgements, estimates and assumptions

Note 3. Critical accounting judgements, estimates and assumptions

The preparation of the financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the financial statements. Management continually evaluates its judgements and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgements, estimates and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgements and estimates will seldom equal the related actual results. The judgements, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities (refer to the respective notes) within the next financial year are discussed as follows:

Research and development expenses

The Directors do not consider the development programs to be sufficiently advanced to reliably determine the economic benefits and technical feasibility to justify capitalisation of development costs. These costs have been recognised as an expense when incurred.

Research and development expenses relate primarily to the cost of conducting human clinical and pre-clinical trials. Clinical development costs are a significant component of research and development expenses. Estimates have been used in determining the expense liability under certain clinical trial contracts where services have been performed but not yet invoiced. Generally the costs, and therefore estimates, associated with clinical trial contracts are based on the number of patients, drug administration cycles, the type of treatment and the outcome being measured. The length of time before actual amounts can be determined will vary depending on length of the patient cycles and the timing of the invoices by the clinical trial partners.

Clinical trial expenses

Estimates have been used in determining the expense liability under certain clinical trial contracts being performed but not yet invoiced.

Share-based payment transactions

The consolidated entity measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is determined by using the Black-Scholes model taking into account the terms and conditions upon which the instruments were granted. The accounting estimates and assumptions relating to equity-settled share-based payments would have no impact on the carrying amounts of assets and liabilities within the next annual reporting period but may impact profit or loss and equity.

Fair value measurement hierarchy

The consolidated entity is required to classify all assets and liabilities, measured at fair value, using a three level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being: Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date; Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and Level 3: Unobservable inputs for the asset or liability. Considerable judgement is required to determine what is significant to fair value and therefore which category the asset or liability is placed in can be subjective.

Research and development tax rebate

The R&D Tax Incentive is recognised when a reliable estimate of the amounts receivable can be made. For the year ended 30 June 2019 the group has estimated the rebate which will be received in early 2020 and has accrued that amount as income in the statement of profit or loss and other comprehensive income.

Recovery of deferred tax assets

Deferred tax assets are recognised for deductible temporary differences only if the consolidated entity considers it is probable that future taxable amounts will be available to utilise those temporary differences and losses. There have been no deferred tax assets recognised in the financial statements.

Business combinations

The consolidated entity entered into a business combination in a prior year. The transaction was complex, involving the licensing of an asset from one party and the purchase of a company from another party. Significant judgement was required in determining that the transaction was a business combination and in relation to the identification and valuation of assets and liabilities acquired.

Contingent consideration

The fair value of contingent consideration is dependent on the key assumptions including probability of milestones occurring, timing of settlement and discount rates.